Summary of Significant Accounting Policies (Details) - Schedule of consolidated statement of operations - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of consolidated statement of operations [Abstract]
Chinese Renminbi	$ 6.83	$ 6.44	$ 6.83
Myanmar Kyat	$ 1,995	$ 1,729	$ 1,365